Stated capital	3 Months Ended
Mar. 31, 2023
Stated capital
Stated capital

22.Stated capital

	Ordinary Shares
			Share capital		Share premium
	Number of		net of		net of
	shares	Share capital	issue costs	Share Premium	issue costs
	000’s	$’000	$’000	000’s	$’000

At December 31, 2022	331,920	100,141	99,576	5,241,836	5,212,377
Shares issued on exercise of options	1,649	495	495	72,877	72,877
At March 31, 2023	333,569	100,636	100,071	5,314,713	5,285,254